CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Fixed income from real estate rent	$ 13,938	$ 13,711	$ 13,676
Costs and expenses:
Cost of real estate operations	2,777	2,199	1,966
Real estate depreciation and amortization	3,813	3,369	2,569
General and administrative	2,167	1,870	2,068
Total costs and expenses	8,757	7,438	6,603
Gain on sale of operating properties	2,709
Operating income	7,890	6,273	7,073
Equity share in losses of associates, net	(186)	(172)	(32)
Other income (loss)	394	384	(100)
Financial expenses, net	(1,151)	(1,343)	(1,243)
Income before taxes on income	6,947	5,142	5,698
Taxes on income	1,502	1,518	1,643
Net income	5,445	3,624	4,055
Net income attributable to non-controlling interest	2,106	2,159	2,478
Net income attributable to Optibase LTD.	$ 3,339	$ 1,465	$ 1,577
Net earnings per share:
Basic and diluted net earnings per share	$ 0.65	$ 0.38	$ 0.41
Weighted average number of shares used in computing basic net earnings per share:	5,126,616	3,822,032	3,818,198
Weighted average number of shares used in computing diluted net earnings per share:	5,131,072	3,825,610	3,820,233